President’s Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Regions Funds. This Report covers activity in the Regions Funds for the six-month reporting period from December 1, 1999 through May 31, 2000.

The Regions Funds offer you a range of investment objectives to help keep your money working toward your financial goals. From daily income on your ready cash. Income on a regular basis. Growth and aggressive growth for very long-term goals like a child’s college education or your retirement. Whatever your goals, you’ll find opportunities for investing that can grow with your dreams.

Effective July 7, 2000, the Funds’ Trust Shares were renamed Class A Shares and Investment Shares were renamed Class B Shares.

The following is a fund-by-fund performance summary over the six-month reporting period.

Regions Treasury Money Market Fund

This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with daily access to their money. 1 The fund’s portfolio of U.S. Treasury money market securities paid dividends of $0.03 per share for Class A Shares and $0.02 per share for Class B Shares during the six-month reporting period. The fund’s assets totaled $640.1 million at the end of the reporting period.

Regions Limited Maturity Government Fund

The fund’s diversified portfolio consists of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds. Class A Shares produced an income stream totaling $0.26 per share over the six-month reporting period. In a rising interest rate environment, the net asset value declined by $0.11. As a result, Class A Shares total return was 1.49%. 2 Class B Shares produced an income stream totaling $0.24 per share over the six-month reporting period, while the net asset value declined by $0.11. As a result, Class B Shares total return was 1.37%, or (1.60%) adjusted for the contingent deferred sales charge. 2 The fund’s net assets totaled more than $108.9 million at the end of the reporting period.

Regions Fixed Income Fund

For Class A Shares, the fund’s portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.29 per share over the six-month reporting period. In a rising interest rate environment, the net asset value declined by $0.21. As a result, Class A Shares produced a total return of 0.80%. 2 Class B Shares produced a monthly income stream totaling $0.28 per share over the six-month reporting period. In a rising interest rate environment, the net asset value declined by $0.21. As a result, the Class B Shares total return was 0.68%, or (2.26%) adjusted for the contingent deferred sales charge. 2 The fund’s assets totaled $252.2 million.

Regions Balanced Fund

The fund’s combination of high-quality stocks and investment-grade corporate bonds and government bonds produced a total return for Class A Shares of (0.33%) for the reporting period. 2 Contributing to the total return were dividends totaling $0.21 per share. The fund also paid capital gains totaling $0.45 per share. The return was negatively impacted by a net asset value decline of $0.70. Class B Shares

[1]
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

[2]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of purchase.

produced a total return of (0.46%) for the reporting period, or (3.32%) adjusted for the contingent deferred sales charge. 3 Contributing to the total return were dividends totaling $0.19 per share. The fund also paid capital gains totaling $0.45 per share. The total return was negatively impacted by a net asset value decline of $0.70. Fund assets totaled $181.1 million, at the end of the reporting period.

Regions Value Fund

The fund’s Class A Shares delivered a total return of 0.21%. 3 The flat return was the result of dividends totaling $0.09 per share, capital gains totaling $0.54 per share and a $0.60 decline in net asset value. Class B Shares delivered a total return of 0.09%, or (2.80%) 2 adjusted for the contingent deferred sales charge. 3 The Class B Shares total return was the result of dividends totaling $0.07 per share, capital gains totaling $0.54 per share and a $0.60 decline in net asset value. Fund assets totaled $292.3 million at the end of the reporting period.

Regions Growth Fund

Over the six month reporting period, the fund’s diversified portfolio of high-quality growth stocks delivered a total return for Class A Shares of 1.24%. 3 The total return was the result of a $0.11 decline in net asset value from the first day of the reporting period to the last day and capital gains amounting to $0.42 per share. Class B Shares delivered a total return of 1.16%, or (1.82%) adjusted for the contingent deferred sales charge. 3 The total return was the result of a $0.13 decline in net asset value from the first day of the reporting period to the last day and capital gains amounting to $0.42 per share. At the end of the reporting period, fund assets reached $733.2 million.

Regions Aggressive Growth Fund

The newest addition to the Regions Funds family, Regions Aggressive Growth Fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small and mid-size American companies. 3 During the reporting period, the fund’s Class B Shares delivered a total return of 26.76%, or 23.76 adjusted for the contingent deferred sales charge. 3 Contributing to the return were a $2.97 rise in net asset value and capital gains totaling $0.34 per share. At the end of the reporting period, fund assets reached $146.2 million.

Thank you for pursuing your financial goals through the Regions Funds. Adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to “pay yourself first” and enjoy the benefit of compounding. 5

We look forward to keeping you up-to-date on your progress.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
July 15, 2000

[3]
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of purchase.

[4]	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

[5]	Systematic investing does not ensure a profit or protect against loss in declining markets.
Regions Treasury Money Market Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Principal Amount		Value

U.S. Treasury Obligations—94.1%

	U.S. Treasury Bills

$445,000,000	6/1/2000—8/3/2000	$442,832,619

	U.S. Treasury Notes

55,000,000	4.500%—6.125%, 9/30/2000	54,778,042

105,000,000	5.125%—6.250%, 8/31/2000	104,958,767

	Total	159,736,809

	Total U.S. Treasury Obligations (at amortized cost)	602,569,428

Shares		Value

Mutual Fund Shares—6.0%

18,756,810	Federated U.S. Treasury Cash Reserves Fund	$ 18,756,810

1,000,000	Goldman Sachs Fund Square Trust	1,000,000

18,660,869	Provident Institutional Federal Security Portfolio	18,660,869

	Total Mutual Fund Shares (at net asset value)	38,417,679

	Total Investments (at amortized cost)(1)	$640,987,107

(1)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($640,120,236) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Limited Maturity Government Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Principal Amount		Value

Corporate Bonds—12.6%

	Finance-Automotive—1.8%

$ 2,000,000	Ford Motor Credit Co., 6.375%, 10/6/2000	$ 1,996,160

	Finance—Commercial—2.7%

3,000,000	IBM Credit Corp., 6.390%, 7/30/2002	2,928,930

	Finance Companies—1.8%

2,000,000	International Lease Finance Corp., 5.400%, 1/22/2002	1,929,060

	Household Products—2.7%

3,000,000	Colgate-Palmolive Co., 6.580%, 11/5/2002	2,940,690

	Producer Manufacturing—1.8%

2,000,000	Cooper Industries, Inc., 5.620%, 2/15/2001	1,972,780

	Utilities—1.8%

2,000,000	Southern California Edison Co., 5.875%, 1/15/2001	1,979,880

	Total Corporate Bonds (identified cost $13,909,120)	13,747,500

U.S. Government Agencies—56.7%

	Federal Farm Credit Bank—5.4%

1,000,000	5.250%, 5/1/2002	964,640

3,000,000	6.750%, 1/13/2003	2,955,510

2,000,000	6.750%, 9/29/2003	1,955,780

	Total	5,875,930

	Federal Home Loan Bank—28.3%

1,800,000	5.400%, 1/15/2003	1,717,542

2,000,000	5.575%, 8/28/2001	1,960,380

2,000,000	5.580%, 4/9/2001	1,975,060

2,000,000	5.610%, 3/1/2001	1,977,780

1,000,000	5.875%, 8/15/2001	988,370

1,000,000	5.950%, 10/6/2000	997,120

1,000,000	6.100%, 10/9/2002	973,000

1,000,000	6.130%, 7/19/2002	975,960

4,000,000	6.250%, 11/15/2002	3,898,280

8,000,000	6.750%, 2/15/2002	7,926,960

2,000,000	6.750%, 5/1/2002	1,980,220

Principal Amount		Value

U.S. Government Agencies—Continued

	Federal Home Loan Bank— Continued

$ 5,500,000	7.000%, 2/14/2003	$ 5,460,785

	Total	30,831,457

	Federal Home Loan Mortgage Corporation—9.3%

1,000,000	5.960%, 10/20/2000	996,870

2,000,000	7.000%, 11/7/2003	1,966,960

2,000,000	7.000%, 12/29/2003	1,965,780

3,300,000	7.000%, 2/15/2003	3,267,627

2,000,000	7.000%, 4/21/2003	1,973,020

	Total	10,170,257

	Federal National Mortgage Association—13.7%

1,000,000	5.600%, 2/2/2001	990,340

4,000,000	5.860%, 11/7/2000	3,984,480

2,000,000	6.200%, 6/19/2002	1,955,340

2,000,000	6.500%, 8/15/2004	1,935,080

5,200,000	6.500%, 9/5/2002	5,099,848

1,000,000	6.750%, 10/30/2002	984,300

	Total	14,949,388

	Total U.S. Government Agencies (identified cost $62,641,908)	61,827,032

U.S. Treasury Obligations—25.9%

	U.S. Treasury Notes—25.9%

500,000	STRIP, IO, 5/15/2001	470,405

1,500,000	5.375%, 6/30/2000	1,500,990

3,000,000	5.375%, 6/30/2003	2,895,780

500,000	5.500%, 12/31/2000	496,880

3,000,000	5.500%, 5/31/2003	2,905,020

500,000	5.625%, 11/30/2000	498,225

2,000,000	5.625%, 5/15/2001	1,979,800

500,000	5.750%, 10/31/2000	498,995

1,200,000	5.750%, 11/30/2002	1,173,348

1,000,000	5.875%, 6/30/2000	1,001,050

9,000,000	6.000%, 8/15/2004	8,805,690

1,000,000	6.250%, 2/15/2003	988,000

Regions Limited Maturity Government Fund

Principal Amount		Value

U.S. Treasury Obligations—Continued

	U.S. Treasury Notes— Continued

$ 5,000,000	6.250%, 8/31/2002	$ 4,951,100

	Total U.S. Treasury Obligations (identified cost $28,568,789)	28,165,283

Principal Amount		Value

U.S. Treasury Obligations—Continued

(1)Repurchase Agreements—3.9%
$ 4,298,738	GX Clarke & Co., 6.390%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	$ 4,298,738

	Total Investments (Identified Cost $109,418,555)(2)	$ 108,038,553

(1)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)
The cost of investments for federal tax purposes amounts to $109,418,555. The net unrealized depreciation of investments on a federal tax basis amounts to $1,380,002 which is comprised of $12,232 appreciation and $1,392,234 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($108,976,852) at May 31, 2000.

The following acronyms are used throughout this portfolio:

IO—Interest Only
STRIP—Separate Trading of Registered Interest and Principal of Securities

(See Notes which are an integral part of the Financial Statements)
Regions Fixed Income Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Principal Amount		Value

Corporate Bonds—25.1%

	Consumer Durables—0.4%

	Motor Vehicles

$ 880,000	Ford Motor Co., Note, 8.875%, 4/1/2006	$ 919,468

	Consumer Non-Durables—6.9%

	Household Products

2,000,000	Colgate-Palmolive Co., Note, 6.58%, 11/5/2002	1,960,460

	Packaged Foods

2,500,000	Campbell Soup Co., Bond, 6.15%, 12/1/2002	2,418,275

3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	2,868,240

5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	4,723,700

	Total	10,010,215

	Personal Care

3,000,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	2,727,030

	Telecommunication-Cellular

3,000,000	Airtouch Communications, Inc., Unsecured Note, 6.65%, 5/1/2008	2,734,890

	Total Consumer Non-Durables	17,432,595

	Finance—10.9%

	Finance-Automotive

1,000,000	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	932,470

5,000,000	General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	4,755,600

	Total	5,688,070

	Finance Companies

1,000,000	Associates Corp. of North America, Sr. Note, 5.75%, 10/15/2003	938,900

2,000,000	Commercial Credit Co., Note, 5.90%, 9/1/2003	1,894,240

1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	948,090

1,000,000	International Lease Finance Corp., Note, 5.40%, 1/22/2002	964,530

Principal Amount		Value

Corporate Bonds—Continued

	Finance—Continued

	Finance Companies— Continued

$ 5,000,000	National Rural Utilities Cooperative Finance Corp., Note, 6.046%, 4/15/2003	$ 4,786,300

5,000,000	Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	4,742,950

	Total	14,275,010

	Investment Bankers/Brokers/Services

5,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	4,796,750

2,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	1,858,120

	Total	6,654,870

	Major Banks

1,000,000	SouthTrust Bank of Alabama, Birmingham, Sub. Note, 7.00%, 11/15/2008	923,850

	Total Finance	27,541,800

	Non-Energy Minerals—3.7%

	Aluminum

4,000,000	Alcoa, Inc., Note, 5.75%, 2/1/2001	3,961,440

	Chemicals

2,750,000	Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003	2,626,553

	Chemicals-Specialty

3,000,000	Lubrizol Corp., Sr. Note, 5.875%, 12/1/2008	2,632,800

	Total Non-Energy Minerals	9,220,793

	Transportation—0.4%

	Railroads

1,000,000	Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	920,490

	Utilities—2.8%

	Electric Utilities: West

3,000,000	Southern California Edison Co., Sr. Note, 5.875%, 1/15/2001	2,969,820

Regions Fixed Income Fund

Principal Amount		Value

Corporate Bonds—Continued

	Utilities—Continued

	Major U.S. Telecommunications

$ 2,400,000	BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	$ 2,314,464

2,000,000	New York Telephone Co., Unsecd. Note, 5.875%, 9/1/2003	1,895,000

	Total	4,209,464

	Total Utilities	7,179,284

	Total Corporate Bonds (identified cost $66,251,513)	63,214,430

Corporate Notes—4.2%

	Finance—3.8%

	Finance-Automotive

5,000,000	Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	4,794,550

	Finance Companies

2,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	1,906,340

2,000,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	1,958,500

1,000,000	Associates Corp. of North America, Sr. Note, 6.875%, 8/1/2003	972,100

	Total	4,836,940

	Total Finance	9,631,490

	Health Technology—0.4%

	Major Pharmaceuticals

1,000,000	Warner-Lambert Co., Note, 5.75%, 1/15/2003	961,000

	Total Corporate Notes (identified cost $10,997,895)	10,592,490

U.S. Government Agencies—53.5%

	Federal Farm Credit Bank

3,200,000	5.10%, 11/9/2005	2,860,000

3,000,000	5.25%, 12/28/2005	2,694,930

1,000,000	5.55%, 2/24/2006	907,120

2,000,000	5.70%, 4/28/2006	1,828,280

1,000,000	5.75%, 9/1/2005	924,460

5,500,000	5.79%, 3/15/2006	5,058,020

1,000,000	5.90%, 1/10/2005	938,010

2,000,000	6.50%, 9/29/2006	1,898,560

1,300,000	7.15%, 8/25/2005	1,269,008

	Total	18,378,388

Principal Amount		Value

U.S. Government Agencies—Continued

	Federal Home Loan Bank

$ 2,200,000	5.08%, 10/14/2005	$ 1,966,690

2,000,000	5.615%, 3/1/2006	1,819,700

4,000,000	5.80%, 3/30/2009	3,536,360

2,800,000	5.85%, 2/27/2008	2,518,376

5,850,000	6.07%, 11/5/2003	5,664,479

3,000,000	6.14%, 12/10/2004	2,859,594

1,875,000	6.25%, 8/13/2004	1,796,269

4,000,000	6.25%, 11/15/2004	3,823,720

2,895,000	6.375%, 8/15/2006	2,732,706

4,000,000	6.50%, 11/15/2006	3,794,240

1,000,000	6.75%, 2/15/2002	990,870

10,000,000	7.125%, 2/15/2005	9,848,200

1,070,000	7.25%, 2/15/2007	1,058,733

3,000,000	7.34%, 10/4/2006	2,927,580

1,000,000	7.52%, 8/24/2004	989,920

1,000,000	7.54%, 10/13/2009	964,600

	Total	47,292,037

	Federal Home Loan Mortgage Corporation

2,000,000	6.625%, 11/28/2005	1,917,240

3,000,000	6.875%, 1/15/2005	2,935,560

5,000,000	7.00%, 2/15/2003	4,950,950

950,000	7.00%, 11/7/2003	934,306

4,000,000	7.00%, 12/29/2003	3,931,560

2,000,000	7.51%, 10/27/2006	1,960,360

2,000,000	7.53%, 8/7/2006	1,964,840

1,500,000	8.05%, 1/12/2010	1,470,090

314,132	Series 1414, Class F, 7.55%, 11/15/2007	321,510

876,265	Series 1475, Class O, 7.00%, 2/15/2008	848,697

	Total	21,235,113

	Federal National Mortgage Association

4,151,148	6.00%, 9/1/2013	3,882,610

1,500,000	6.50%, 8/15/2004	1,451,310

1,700,000	6.75%, 10/30/2002	1,673,310

1,896,394	7.00%, 9/1/2014	1,835,349

5,000,000	7.09%, 3/13/2007	4,849,050

2,000,000	7.27%, 2/14/2007	1,941,180

2,000,000	7.28%, 10/27/2004	1,968,540

Regions Fixed Income Fund

Principal Amount		Value

U.S. Government Agencies—Continued

$ 3,000,000	7.45%, 10/30/2006	$ 2,936,610

10,000,000	7.55%, 3/27/2007	9,781,300

2,000,000	8.00%, 9/1/2009	1,962,480

3,716,165	Series G93-32, Class J, 6.75%, 5/25/2009	3,546,411

3,000,000	Series MTN, 7.11%, 3/20/2006	2,910,300

2,000,000	Unsecd. Note, Series MTN, 7.07%, 10/24/2006	1,949,260

3,000,000	Unsecd. Note, 7.65%, 11/6/2009	2,908,380

	Total	43,596,090

	Government National Mortgage Association

1,801,195	6.00%, 2/15/2014	1,683,559

1,154,383	6.00%, 2/15/2014	1,078,990

	Total	2,762,549

	Tennessee Valley Authority

2,313,000	STRIPS, PO, Tennessee Valley Authority, 10/15/2003	1,810,848

	Total U.S. Government Agencies (identified cost $140,342,177)	135,075,025

Principal Amount		Value

U.S. Treasury Obligations—14.9%

	U.S. Treasury Bonds

$ 6,000,000	IO, 02/15/2006	$ 4,151,940

2,000,000	7.50%, 5/15/2002	2,027,400

	Total	6,179,340

	U.S. Treasury Notes

3,000,000	5.625%, 2/15/2006	2,872,350

5,000,000	5.625%, 5/15/2008	4,747,050

3,000,000	5.875%, 11/15/2005	2,906,790

1,000,000	6.00%, 8/15/2004	978,410

3,000,000	6.00%, 8/15/2009	2,925,180

4,000,000	6.125%, 8/15/2007	3,915,400

3,000,000	6.25%, 8/31/2002	2,970,660

6,000,000	6.50%, 10/15/2006	5,982,180

4,000,000	6.50%, 5/15/2005	3,989,920

	Total	31,287,940

	Total U.S. Treasury Obligations (identified cost $37,905,198)	37,467,280

(1) Repurchase Agreements—1.4%

3,643,504	GX Clarke & Co., 6.39%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	3,643,504

	Total Investments (identified cost $259,140,287)(2)	$249,992,729

(1)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)
The cost of investments for federal tax purposes amounts to $259,140,287. The net unrealized depreciation of investments on a federal tax basis amounts to $9,147,558 which is comprised of $190,547 appreciation and $9,338,105 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($252,267,179) at May 31, 2000.

The following acronym is used throughout this portfolio:

IO—Interest Only

MTN—Medium Term Note

PO—Principal Only

STRIPS—Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Regions Balanced Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Shares		Value

Common Stocks—52.9%

	Consumer Durables—1.7%

	Soft Drink

32,300	Coca-Cola Co.	$ 1,724,012

32,000	PepsiCo, Inc.	1,302,000

	Total Consumer Durables	3,026,012

	Consumer Non-Durables—2.7%

	Packaged Goods/Cosmetics

22,000	Colgate-Palmolive Co.	1,157,750

13,700	Gillette Co.	457,238

16,000	Kimberly-Clark Corp.	968,000

17,100	Procter & Gamble Co.	1,137,150

	Total	3,720,138

	Packaged Foods

17,000	General Mills, Inc.	674,688

24,000	Sara Lee Corp.	432,000

	Total	1,106,688

	Total Consumer Non- Durables	4,826,826

	Consumer Services—1.0%

	Food Distributors

24,000	Sysco Corp.	1,006,500

	Restaurants

22,000	McDonald’s Corp.	787,875

	Total Consumer Services	1,794,375

	Energy Minerals—2.6%

	International Oil Companies

8,800	Chevron Corp.	813,450

36,137	Exxon Mobil Corp.	3,010,664

15,000	Texaco, Inc.	861,563

	Total Energy Minerals	4,685,677

	Electronic Technology—12.2%

	Computers-Communications

60,000	(1)Cisco Systems, Inc.	3,416,250

	Electronic Data Processing

34,900	(1)Dell Computer Corp.	1,505,062

17,000	(1)Gateway, Inc.	841,500

26,100	International Business Machines Corp.	2,800,856

16,000	(1)Sun Microsystems, Inc.	1,226,000

	Total	6,373,418

Shares		Value

Common Stocks—Continued

	Electronic Technology— Continued

	Electronic Data Processing— Continued

	Semiconductors

45,000	Intel Corp.	$ 5,610,937

	Telecommucication-Equipment

50,100	Lucent Technologies, Inc.	2,874,487

9,500	Motorola, Inc.	890,625

26,400	Nortel Networks Corp.	1,433,850

24,000	(1)Tellabs, Inc.	1,558,500

	Total	6,757,462

	Total Electronic Technology	22,158,067

	Finance—7.7%

	Diversified Financial Services

33,000	American Express Co.	1,775,812

346	(1)Berkshire Hathaway, Inc., Class B	652,556

47,000	Citigroup, Inc.	2,922,812

17,000	Federal National Mortgage Association	1,022,125

	Total	6,373,305

	Life Insurance

8,500	American General Corp.	544,531

6,800	Jefferson-Pilot Corp.	466,650

	Total	1,011,181

	Major Banks

19,000	Bank of America Corp.	1,055,687

16,800	Chase Manhattan Corp.	1,254,750

32,200	Wells Fargo Co.	1,457,050

	Total	3,767,487

	Multi-line Insurance

24,450	American International Group, Inc.	2,752,153

	Total Finance	13,904,126

	Health Technology—6.9%

	Major Pharmaceuticals

33,000	American Home Products Corp.	1,777,875

33,800	Bristol-Myers Squibb Co.	1,861,113

7,000	Guidant Corp.	354,375

Regions Balanced Fund

Shares		Value

Common Stocks—Continued

	Health Technology—Continued

	Major Pharmaceuticals— Continued

23,900	Johnson & Johnson	$ 2,139,050

36,400	Merck & Co., Inc.	2,716,350

61,500	Pfizer, Inc.	2,740,594

18,000	Schering Plough Corp.	870,750

	Total Health Technology	12,460,107

	Industrial Services—1.2%

	Oilfield Services/Equipment

21,000	Halliburton Co.	1,071,000

14,500	Schlumberger Ltd.	1,066,656

	Total Industrial Services	2,137,656

	Non-Energy Materials—0.9%

	Biotechnology

19,800	(1)Amgen, Inc.	1,259,775

	Specialty Chemicals

8,800	Du Pont (E.I.) de Nemours & Co.	431,200

	Total Non-Energy Materials	1,690,975

	Process Industries—2.8%

	Multi-Sector Companies

94,800	General Electric Co.	4,988,850

	Producer Manufacturing—0.5%

	Motor Vehicles

13,200	General Motors Corp.	932,250

	Retail Trade—3.5%

	Building Materials

3,000	Corning, Inc.	580,313

8,500	Illinois Tool Works, Inc.	493,531

27,300	Tyco International Ltd.	1,284,806

	Total	2,358,650

	Building Materials Chains

19,000	Home Depot, Inc.	927,438

	Discount Store

53,000	Wal-Mart Stores, Inc.	3,054,125

	Total Retail Trade	6,340,213

	Technology Services—4.8%

	Computers Peripheral

8,700	(1)EMC Corp. Mass	1,011,919

Shares or Principal Amount		Value

Common Stocks—Continued

	Technology Services—continued

	Computer Software

27,500	(1)America Online, Inc.	$ 1,457,500

11,000	(1)BMC Software, Inc.	484,000

9,000	Computer Associates International, Inc.	463,500

59,100	(1)Microsoft Corp.	3,697,444

23,000	(1)Oracle Corp.	1,653,125

	Total	7,755,569

	Total Technology Services	8,767,488

	Utilities—4.4%

	Electric Utilities: South

5,000	Duke Energy Corp.	291,250

5,000	Florida Progress Corp.	248,125

10,000	Southern Co.	259,375

	Total	798,750

	Major U.S. Telecommunications

32,200	AT&T Corp.	1,116,938

16,500	Bell Atlantic Corp.	872,438

26,000	BellSouth Corp.	1,213,875

12,000	(1)Qwest Communications International, Inc.	507,750

40,000	SBC Communications, Inc.	1,747,500

43,600	(1)WorldCom, Inc.	1,640,450

	Total	7,098,951

	Oil/Gas Transmission

5,500	Williams Cos., Inc. (The)	228,594

	Total Utilities	8,126,295

	Total Common Stocks (identified cost $66,747,588)	95,838,917

Corporate Bonds—9.1%

	Consumer Durables—1.1%

	Motor Vehicles

$ 120,000	Ford Motor Co., Note, 8.875%, 4/1/2006	125,382

1,000,000	Ford Motor Credit Corp., Sr. Note, 5.75%, 2/23/2004	932,470

	Total	1,057,852

Regions Balanced Fund

Principal Amount		Value

Corporate Bonds—Continued

	Consumer Durables—Continued

	Railroads

$ 1,000,000	Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	$ 920,490

	Total Consumer Durables	1,978,342

	Consumer Non-Durables—0.7%

	Foods Distributors

1,376,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	1,315,566

	Consumer Staples—0.3%

	Personal Care

500,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	454,505

	Finance—4.7%

	Finance Companies

2,000,000	Commercial Credit Co., Note, 5.90%, 9/1/2003	1,894,240

1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	948,090

2,000,000	IBM Credit Corp., 6.39%, 7/30/2002	1,952,620

1,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	929,060

425,000	National Rural Utilities Cooperative Finance Corp., Note, 6.046%, 4/15/2003	406,836

1,000,000	Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	948,590

	Total	7,079,436

	Investment Bankers/Brokers/Services

500,000	Merrill Lynch & Co., Inc., Note, 6.00%, 1/15/2001	496,055

1,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	959,350

	Total	1,455,405

	Total Finance	8,534,841

	Process Industries—1.0%

	Specialty Chemicals

1,000,000	Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003	955,110

1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	877,600

	Total Process Industries	1,832,710

Principal Amount		Value

Corporate Bonds—Continued

	Utilities—1.3%

	Electrical Utilities: West

$ 1,000,000	Pacific Gas & Electric Co., 1st Ref. Mtg., 5.875%, 10/1/2005	$ 919,440

	Telecommunication Cellular

1,500,000	Airtouch Communications, Inc., 6.65%, 5/1/2008	1,367,445

	Total Utilities	2,286,885

	Total Corporate Bonds (identified cost $17,195,805)	16,402,849

Corporate Notes—2.9%

	Finance Companies—2.7%

1,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	953,170

600,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	587,550

2,850,000	NationsBank Corp., Sr. Note, 5.80%, 1/31/2001	2,821,899

	Total	4,848,669

	Major Pharmaceuticals—0.2%

400,000	Warner-Lambert Co., Note, 5.75%, 1/15/2003	384,400

	Total Corporate Notes (identified cost $5,336,237)	5,233,069

U.S. Government Agencies—21.7%

	Federal Farm Credit Bank—3.3%

1,700,000	6.75%, 1/13/2003	1,674,789

1,000,000	7.15%, 8/25/2005	976,160

1,000,000	5.79%, 3/15/2006	919,640

500,000	5.90%, 1/10/2005	469,005

1,000,000	5.70%, 4/28/2006	914,140

1,000,000	Unsecd. Note, 5.80%, 6/17/2005	929,060

	Total	5,882,794

	Federal Home Loan Bank—8.1%

1,000,000	6.25%, 11/15/2004	955,930

1,000,000	6.10%, 10/9/2002	973,000

1,000,000	6.13%, 7/19/2002	975,960

1,000,000	6.25%, 8/13/2004	958,010

1,000,000	6.375%, 8/15/2006	943,940

1,740,000	6.50%, 11/15/2006	1,650,494

1,000,000	7.25%, 2/15/2007	989,470

Regions Balanced Fund

Principal Amount		Value

U.S. Government Agencies—Continued

	Federal Home Loan Bank— Continued

$2,000,000	7.34%, 10/4/2006	1,951,720

1,000,000	7.52%, 8/24/2004	989,920

720,000	7.54%, 10/13/2009	694,512

3,000,000	Series BG08, 5.85%, 2/27/2008	2,698,260

1,000,000	Series TV02, 6.25%, 11/15/2002	974,570

	Total	14,755,786

	Federal Home Loan Mortgage Corporation—2.7%

2,000,000	Deb., 7.51%, 10/27/2006	1,960,360

1,000,000	6.875%, 1/15/2005	978,520

2,000,000	7.00%, 12/29/2003	1,965,780

	Total	4,904,660

	Federal National Mortgage Association—6.2%

2,000,000	8.00%, 9/1/2009	1,962,480

1,000,000	6.70%, 12/12/2006	959,450

1,896,394	7.00%, 9/1/2014	1,835,349

1,000,000	7.28%, 10/27/2004	984,270

2,000,000	7.45%, 10/30/2006	1,957,740

500,000	Series G93-32, Class J, 6.75%, 5/25/2009	477,160

700,000	Unsecd. Note, 6.20%, 6/19/2002	684,369

500,000	Unsecd. Note, 6.50%, 8/15/2004	483,770

2,000,000	Unsecd. Note, 7.65%, 11/6/2009	1,938,920

	Total	11,283,508

Principal Amount		Value

U.S. Government Agencies—Continued

	Government National Mortgage Assoc.—0.7%

$ 900,598	6.00%, 2/15/2014	$ 841,779

453,519	6.00%, 2/15/2014	423,899

	Total	1,265,678

	Tennessee Valley Authority—0.7%

1,500,000	Tennessee Valley Authority, 10/15/2003	1,174,350

	Total U.S. Government Agencies (identified cost $40,570,807)	39,266,776

U.S. Treasury Obligations—9.5%

	U.S. Treasury Notes—9.5%

1,000,000	STRIPS, IO, 0.010% 02/15/2006	691,990

1,000,000	5.625%, 2/15/2006	957,450

2,000,000	5.875%, 11/15/2005	1,937,860

1,000,000	6.00%, 8/15/2009	975,060

2,000,000	6.125%, 8/15/2007	1,957,700

1,000,000	6.25%, 2/15/2003	988,000

2,000,000	6.25%, 8/31/2002	1,980,440

5,800,000	6.50%, 10/15/2006	5,782,774

2,000,000	6.50%, 5/15/2005	1,994,960

	Total U.S. Treasury Obligations (identified cost $17,497,331)	17,266,234

(2) Repurchase Agreement—2.0%

3,703,293	GX Clarke & Co., 6.39%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	3,703,293

	Total Investments (identified cost $151,051,061)(3)	$ 177,711,138

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $151,051,061. The net unrealized appreciation of investments on a federal tax basis amounts to $26,660,077 which is comprised of $32,957,293 appreciation and $6,297,216 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($181,183,054) at May 31, 2000.

The following acronyms are used throughout this portfolio:
IO—Interest Only
PO—Principal Only.
STRIPS—Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)
Regions Value Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Shares		Value

Common Stocks—95.6%

	Commercial Services—2.4%

	Computers Services

15,000	(1)3Com Corp.	$ 627,188

19,000	(1)Computer Sciences Corp.	1,822,813

33,000	Electronic Data Systems Corp.	2,122,313

6,503	(1)Sabre Holdings Corp.	186,961

	Total	4,759,275

	Data Processing

27,000	First Data Corp.	1,513,688

	Food Distributors

30,000	ConAgra, Inc.	691,875

	Total Commercial Services	6,964,838

	Consumer Durables—4.0%

	Footwear

7,000	Nike, Inc., Class B	300,125

	Motor Vehicles

73,000	Ford Motor Co.	3,545,062

41,000	General Motors Corp.	2,895,625

	Total	6,440,687

	Newspapers

24,000	Gannett Co., Inc.	1,554,000

20,000	Tribune Co.	770,000

	Total	2,324,000

	Photographic Products

15,000	Eastman Kodak Co.	896,250

65,000	Xerox Corp.	1,763,125

	Total	2,659,375

	Total Consumer Durables	11,724,187

	Consumer Non-Durables—1.4%

	Tobacco

153,000	Philip Morris Cos., Inc.	3,997,125

	Consumer Services—6.5%

	Broadcasting

12,000	(1)Clear Channel Communications, Inc.	898,500

38,000	(1)MediaOne Group, Inc.	2,538,875

	Total	3,437,375

Shares		Value

Common Stocks—Continued

	Consumer Services—Continued

	Hotels/Resorts

27,000	Carnival Corp.	$ 732,375

12,000	Marriott International, Inc., Class A	435,000

	Total	1,167,375

	Media Conglomerates

120,000	Disney (Walt) Co.	5,062,500

28,000	Seagram Co. Ltd.	1,335,250

83,740	(1)Viacom, Inc., Class B	5,191,880

	Total	11,589,630

	Restaurants

78,000	McDonald’s Corp.	2,793,375

	Total Consumer Services	18,987,755

	Electronic Technology—8.2%

	Aerospace

57,000	Boeing Co.	2,226,562

42,000	Lockheed Martin Corp.	1,029,000

	Total	3,255,562

	Computer Software

20,000	(1)Microsoft Corp.	1,251,250

27,000	(1)Novell, Inc.	224,438

	Total	1,475,688

	Electrical Equipment

34,000	Emerson Electric Co.	2,006,000

10,000	Raytheon Co., Class B	234,375

	Total	2,240,375

	Electronic Data Processing

105,000	Compaq Computer Corp.	2,756,250

58,000	Hewlett-Packard Co.	6,967,250

	Total	9,723,500

	Semiconductors

40,000	Micron Technology, Inc.	2,797,500

	Telecommunication- Equipment

47,000	Motorola, Inc.	4,406,250

	Total Electronic Technology	23,898,875

Regions Value Fund

Shares		Value

Common Stocks—Continued

	Energy Minerals—11.0%

	Intergrated Oil Companies

27,880	BP Amoco PLC, ADR	$ 1,515,975

25,000	Burlington Resources, Inc.	1,143,750

38,000	Chevron Corp.	3,512,625

35,000	Conoco, Inc., Class B	997,500

169,726	Exxon Mobil Corp.	14,140,297

24,000	Phillips Petroleum Co.	1,374,000

105,000	Royal Dutch Petroleum Co., ADR	6,555,937

30,000	Texaco, Inc.	1,723,125

6,001	Transocean Sedco Forex, Inc.	295,174

24,000	Unocal Corp.	922,500

	Total Energy Minerals	32,180,883

	Finance—26.0%

	Diversified Financial Services

191,500	Citigroup, Inc.	11,908,906

61,000	Federal National Mortgage Asssociation	3,667,625

	Total	15,576,531

	Finance Companies

69,000	American Express Co.	3,713,063

42,000	Associates First Capital Corp., Class A	1,152,375

35,000	Federal Home Loan Mortgage Corp.	1,557,500

16,000	Household International, Inc.	752,000

	Total	7,174,938

	Insurance/Miscellaneous

10,500	AON Corp.	368,813

12,000	Marsh & McLennan Cos., Inc.	1,320,750

	Total	1,689,563

	Investment Bankers/Brokers/ Services

6,500	Bear Stearns Cos., Inc.	255,938

21,000	Merrill Lynch & Co., Inc.	2,071,125

8,000	J.P. Morgan & Co., Inc.	1,030,000

62,000	Morgan Stanley, Dean Witter & Co.	4,460,125

	Total	7,817,188

	Major Banks

15,000	BB&T Corp.	439,687

93,000	Bank of America Corp.	5,167,313

Shares		Value

Common Stocks—Continued

	Finance—Continued

	Major Banks—Continued

40,000	Bank of New York Co., Inc.	$ 1,877,500

56,200	Chase Manhattan Corp.	4,197,438

7,000	Comerica, Inc.	354,375

11,000	Fifth Third Bancorp	748,000

50,000	Firstar Corp.	1,278,125

54,000	First Union Corp.	1,900,125

45,000	Fleet Boston Financial Corp.	1,701,562

20,000	KeyCorp	420,000

27,000	Mellon Financial Corp.	1,041,188

30,000	National City Corp.	600,000

26,000	Northern Trust Corp.	1,711,125

14,000	PNC Financial Services Group	705,250

7,000	State Street Corp.	780,500

15,000	SunTrust Banks, Inc.	896,250

40,000	U.S. Bancorp, Inc.	1,040,000

8,000	Wachovia Corp.	553,000

102,000	Wells Fargo Co.	4,615,500

	Total	30,026,938

	Multi-line Insurance

50,000	Allstate Corp.	1,325,000

84,000	American International Group, Inc.	9,455,250

10,000	CIGNA Corp.	888,125

11,000	Hartford Financial Services Group, Inc.	650,375

	Total	12,318,750

	Property-Casualty Insurance

4,000	Chubb Corp.	280,000

3,500	Progressive Corp., OH	328,563

	Total	608,563

	Savings & Loan

30,000	Washington Mutual, Inc.	862,500

	Total Finance	76,074,971

	Healthcare/Drug—4.3%

	Health Care-Diversified

75,000	American Home Products Corp.	4,040,625

	Health Care-Medical Product & Supplies

15,000	Baxter International, Inc.	997,500

Regions Value Fund

Shares		Value

Common Stocks—Continued

	Healthcare/Drug—Continued

	Hospital Management

56,000	HCA Healthcare Corp.	$ 1,512,000

	Major Pharmaceuticals

95,460	Pharmacia Corp.	4,957,954

	Managed Care

7,000	Aetna, Inc.	467,250

8,000	UnitedHealth Group, Inc.	596,500

	Total	1,063,750

	Total Healthcare/Drug	12,571,829

	Industrial Services—1.3%

	Oilfield Services/Equipment

32,000	Halliburton Co.	1,632,000

31,000	Schlumberger Ltd.	2,280,437

	Total Industrial Services	3,912,437

	Life Insurance—1.4%

	Life Insurance

21,800	Aflac, Inc.	1,126,788

13,000	American General Corp.	832,813

30,000	Jefferson-Pilot Corp.	2,058,750

	Total Life Insurance	4,018,351

	Non-Energy Minerals—1.1%

	Aluminum

23,000	Alcoa, Inc.	1,344,062

	Contain (Metals/Glass

35,000	Crown Cork & Seal Co., Inc.	599,375

	Forest Products

9,000	Weyerhaeuser Co.	446,625

	Gold & Precious Metal Mining

10,000	Barrick Gold Corp.	180,625

	Household Products

10,000	Clorox Co.	396,250

	Other Metals/Minerals

4,000	Phelps Dodge Corp.	179,500

	Total Non-Energy Minerals	3,146,437

	Process Industries—2.5%

	Chemicals

17,000	Air Products & Chemicals, Inc.	588,625

15,000	Dow Chemical Co.	1,605,937

57,000	Du Pont (E.I.) de Nemours & Co.	2,793,000

	Total	4,987,562

Shares		Value

Common Stocks—Continued

	Process Industries—Continued

	Diversified Chemicals

18,000	PPG Industries, Inc.	$ 892,125

	Paper

20,000	Georgia-Pacific Corp.	655,000

17,000	International Paper Co.	591,812

10,000	Mead Corp.	308,125

	Total	1,554,937

	Total Process Industries	7,434,624

	Producer Manufacturing—5.6%

	Auto Parts: O.E.M.

10,000	Dana Corp.	258,125

25,161	Delphi Auto Systems Corp.	454,471

22,000	Genuine Parts Co.	525,250

10,000	Goodyear Tire & Rubber Co.	248,750

10,000	TRW, Inc.	485,000

	Total	1,971,596

	Building Materials

30,000	Masco Corp.	590,625

20,000	Vulcan Materials Co.	935,000

	Total	1,525,625

	Diversified Manufacture

37,500	Honeywell International, Inc.	2,050,781

23,000	Illinois Tool Works, Inc.	1,335,437

23,000	Minnesota Mining & Manufacturing Co.	1,972,250

7,000	Textron, Inc.	439,250

26,000	United Technologies Corp.	1,571,375

	Total	7,369,093

	Foods

40,000	Coca-Cola Enterprises, Inc.	685,000

15,000	Hershey Foods Corp.	778,125

50,000	Nabisco Group Holdings Corp.	1,090,625

	Total	2,553,750

	Industrial Machinery/ Components

22,000	Caterpillar, Inc.	841,500

15,000	Deere & Co.	623,437

17,000	Ingersoll-Rand Co.	774,562

	Total	2,239,499

Regions Value Fund

Shares		Value

Common Stocks—Continued

	Producer Manufacturing— Continued

	Oil & Gas-Drill & Equipment

24,000	Baker Hughes, Inc.	$ 870,000

	Total Producer Manufacturing	16,529,563

	Retail Trade—2.7%

	Apparel

22,000	Limited, Inc.	530,750

	Building Supplies

28,000	Lowe’s Cos., Inc.	1,303,750

	Computers Electronics

20,000	Circuit City Stores, Inc.	996,250

	General Merchandise

26,000	Costco Wholesale Corp.	830,375

23,000	(1)K Mart Corp.	195,500

17,000	Sears, Roebuck & Co.	627,937

23,000	Target Corp.	1,441,812

	Total	3,095,624

	Major Department Stores

18,550	Albertsons, Inc.	679,394

10,000	(1)Federated Department Stores, Inc.	385,000

16,000	May Department Stores Co.	481,000

20,000	Nordstrom, Inc.	502,500

	Total	2,047,894

	Total Retail Trade	7,974,268

	Transportation—1.4%

	Air Freight

14,000	(1)FedEx Corp.	495,250

	Airlines

9,000	(1)AMR Corp.	256,500

7,000	Delta Air Lines, Inc.	360,063

50,000	Southwest Airlines Co.	959,375

	Total	1,575,938

	Railroads

22,000	Burlington Northern Santa Fe	519,750

10,000	CSX Corp.	217,500

25,000	Norfolk Southern Corp.	445,313

17,000	Union Pacific Corp.	719,313

	Total	1,901,876

	Total Transportation	3,973,064

Shares		Value

Common Stocks—Continued

	Utilities—15.8%

	Electric Companies

27,200	Dominion Resources, Inc.	$ 1,244,400

49,000	Edison International	1,047,375

30,500	Public Service Enterprises Group, Inc.	1,136,125

41,600	Reliant Energy, Inc.	1,185,600

32,400	Unicom Corp.	1,350,675

	Total	5,964,175

	Electic Utilities: South

15,900	(1)AES Corp.	1,387,275

30,500	Consolidated Edison Co.	995,063

34,165	Duke Energy Corp.	1,990,111

24,539	FPL Group, Inc.	1,214,680

47,500	P G & E Corp.	1,232,031

72,700	Southern Co.	1,885,656

35,000	TXU Corp.	1,251,250

	Total	9,956,066

	Natural Gas

25,000	Enron Corp.	1,821,875

	Major U.S. Telecommunications

18,000	Alltel Corp.	1,177,875

160,000	AT&T Corp.	5,550,000

85,000	Bell Atlantic Corp.	4,494,375

100,000	BellSouth Corp.	4,668,750

35,000	(1)Global Crossing Ltd.	877,187

50,000	GTE Corp.	3,162,500

50,000	Sprint Corp.	3,025,000

144,000	(1)Worldcom Inc.	5,418,000

	Total	28,373,687

	Total Utilities	46,115,803

	Total Common Stocks (identified cost $264,384,250)	279,505,010

Regions Value Fund

Principal Amount		Value

(2)Repurchase Agreement—4.2%

$12,371,311	GX Clarke & Co., 6.39%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	$ 12,371,311

	Total Investments (identified cost $276,755,561)(3)	$291,876,321

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $276,755,561. The net unrealized appreciation of investments on a federal tax basis amounts to $15,120,760 which is comprised of $43,288,839 appreciation and $28,168,079 depreciation on May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($292,394,579) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ADR—American Depositary Receipt
PLC—Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Regions Growth Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Shares		Value

Common Stocks—97.7%

	Biotechnology—1.5%

158,000	(1)Amgen, Inc.	$ 10,052,750

15,000	(1)Biogen, Inc.	817,500

	Total Biotechnology	10,870,250

	Capital Goods—8.3%

	Equipment—Machinery

1,164,000	General Electric Co.	61,255,500

	Commercial Cyclical—6.6%

	Merchandise/Mass Merchandising

569,000	Wal-Mart Stores, Inc.	32,788,625

	Merchandise/Specialty

50,000	Gap (The), Inc.	1,753,125

278,000	Home Depot, Inc.	13,569,875

	Total	15,323,000

	Total Commercial Cyclical	48,111,625

	Commercial Non-Cyclical—3.2%

	Tobacco/Cosmetics/Household

95,000	Colgate-Palmolive Co.	4,999,375

114,000	Gillette Co.	3,804,750

67,000	Kimberly-Clark Corp.	4,053,500

164,000	Procter & Gamble Co.	10,906,000

	Total Commercial Non-Cyclical	23,763,625

	Computers Services—0.7%

93,500	Automatic Data Processing, Inc.	5,136,656

	Food & Beverage—4.6%

30,000	Anheuser-Busch Cos., Inc.	2,325,000

31,000	BestFoods	1,999,500

348,000	Coca-Cola Co.	18,574,500

32,000	General Mills, Inc.	1,270,000

216,000	PepsiCo, Inc.	8,788,500

46,000	Sara Lee Corp.	828,000

	Total Food & Beverage	33,785,500

	Healthcare/Drug—13.1%

80,000	American Home Products Corp.	4,310,000

289,000	Bristol-Myers Squibb Co.	15,913,063

121,000	Lilly (Eli) & Co.	9,211,125

Shares		Value

Common Stocks—Continued

	Healthcare/Drug—Continued

332,000	Merck & Co., Inc.	$ 24,775,500

571,000	Pfizer, Inc.	25,445,188

177,000	Schering Plough Corp.	8,562,375

63,000	Warner-Lambert Co.	7,693,875

	Total Healthcare/Drug	95,911,126

	Hospital Supplies—5.0%

162,000	Abbott Laboratories	6,591,375

38,000	Guidant Corp.	1,923,750

221,000	Johnson & Johnson	19,779,500

158,000	Medtronic, Inc.	8,156,750

	Total Hospital Supplies	36,451,375

	Insurance/Miscellaneous—2.2%

90,000	American Express Co.	4,843,125

100,000	American International Group, Inc.	11,256,250

	Total Insurance/Miscellaneous	16,099,375

	Technology—49.4%

326,000	(1)America Online, Inc.	17,278,000

31,000	(1)BMC Software, Inc.	1,364,000

792,000	(1)Cisco Systems, Inc.	45,094,500

58,000	Computer Associates International, Inc.	2,987,000

56,000	Corning, Inc.	10,832,500

383,600	(1)Dell Computer Corp.	16,542,750

130,000	(1)EMC Corp. Mass	15,120,625

30,000	(1)Gateway, Inc.	1,485,000

419,000	Intel Corp.	52,244,063

231,000	International Business Machines Corp.	24,789,187

421,000	Lucent Technologies, Inc.	24,154,875

628,000	(1)Microsoft Corp.	39,289,250

80,000	Micron Technology, Inc.	5,595,000

347,000	Nortel Networks Corp.	18,846,437

346,000	(1)Oracle Corp.	24,868,750

85,000	(1)Qualcomm, Inc.	5,641,875

193,000	(1)Sun Microsystems, Inc.	14,788,625

93,000	(1)Tellabs, Inc.	6,039,187

230,000	Texas Instruments, Inc.	16,617,500

Regions Growth Fund

Shares		Value

Common Stocks—Continued

	Technology—Continued

216,000	Tyco International Ltd.	$ 10,165,500

73,000	(1)Yahoo, Inc.	8,253,562

	Total Technology	361,998,186

	Utilities—3.1%

	Communications

55,000	(1)Qwest Communications International, Inc.	2,327,188

400,000	SBC Communications, Inc.	17,475,000

75,000	(1)WorldCom, Inc.	2,821,875

	Total Utilities	22,624,063

	Total Common Stocks (identified cost $487,423,514)	716,007,281

Principal Amount		Value

(2)Repurchase Agreement—1.0%

$7,499,406	GX Clarke & Co., 6.39%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	$ 7,449,406

	Total Investments (identified cost $494,872,920)(3)	$723,456,687

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $494,872,920. The net unrealized appreciation of investments on a federal tax basis amounts to $228,583,767 which is comprised of $251,035,780 appreciation and $22,452,013 depreciation on May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($733,273,237) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Aggressive Growth Fund
Portfolio of Investments
May 31, 2000 (unaudited)

Shares		Value

Common Stocks—75.7%

	Capital Goods—4.5%

	Electrical Equipment

70,000	(1)American Power Conversion Corp.	$ 2,480,625

40,000	(1)Sanmina Corp.	2,545,000

36,000	Symbol Technologies, Inc.	1,586,250

	Total Capital Goods	6,611,875

	Commercial Services—4.5%

	Commerical & Construction Services

48,000	(1)Convergys Corp.	2,157,000
30,000	Viad Corp.	789,375

	Total	2,946,375

	Computers Systems

44,000	Comdisco, Inc.	1,127,500

10,000	Investment Technology Group, Inc.	337,500

	Total	1,465,000

	Data Processing

10,000	(1)Checkfree Holdings Corp.	418,125

30,000	(1)Concord EFS, Inc.	727,500

	Total	1,145,625

	Waste Management

100,000	(1)Allied Waste Industries, Inc.	1,018,750

	Total Commercial & Construction Services	6,575,750

	Consumer Cyclical—4.5%

	Building Supplies

24,000	Lowe’s Cos., Inc.	1,117,500

	Merchandise General

32,000	(1)BJ’s Wholesale Club, Inc.	992,000

	Merchandise/Mass Merchanding

28,000	Ross Stores, Inc.	591,500

	Merchandise/Specialty

80,000	(1)Abercrombie & Fitch Co., Class A	785,000

10,000	(1)American Eagle Outfitters, Inc.	164,375

14,000	(1)Dollar Tree Stores, Inc.	833,000

60,000	Family Dollar Stores, Inc.	1,185,000

10,000	(1)Jones Apparel Group, Inc.	268,125

4,000	Tiffany & Co.	243,750

Shares		Value

Common Stocks—Continued

	Consumer Cyclical—Continued

	Merchandise/Specialty— Continued

60,000	(1)Tommy Hilfiger Corp.	$ 423,750

	Total	3,903,000

	Total Consumer Cyclical	6,604,000

	Consumer Non-Cyclical—1.7%

	Household Products

80,000	Dial Corp.	1,140,000

	Tobacco

80,000	UST, Inc.	1,330,000

	Total Consumer Non-Cyclical	2,470,000

	Consumer Services—1.6%

	Broadcast Media

36,000	(1)Westwood One, Inc.	1,194,750

	Restaurants

28,000	(1)Starbucks Corp.	952,000

	Retail-Food Chains

2,000	Hannaford Brothers Co.	144,500

	Total Consumer Services	2,291,250

	Electronic Technology—14.4%

	Computer Software/Services

74,000	(1)Cadence Design Systems, Inc.	1,184,000

10,000	(1)Electronic Arts, Inc.	638,750

84,000	(1)Informix Corp.	609,000

50,000	(1)Intuit, Inc.	1,812,500

14,000	(1)Macromedia, Inc.	1,121,750

30,000	(1)Rational Software Corp.	2,199,375

28,000	(1)Sybase, Inc.	533,750

22,000	(1)Synopsys, Inc.	1,040,875

	Total	9,140,000

	Semiconductors

50,000	(1)Atmel Corp.	1,909,375

24,000	(1)Cypress Semiconductor Corp.	1,009,500

36,000	(1)Microchip Technology, Inc.	2,043,563

24,000	(1)Novellus Systems, Inc.	1,156,500

14,000	(1)NVIDIA Corp.	1,597,750

16,000	(1)Qlogic Corp.	786,000

Regions Aggressive Growth Fund

Shares		Value

Common Stocks—Continued

	Electronic Technology—Continued

	Semiconductors—Continued

8,000	(1)TranSwitch Corp.	$ 501,000

10,000	(1)Triquint Semiconductor, Inc.	943,750

40,000	(1)Vitesse Semiconductor Corp.	2,025,000

	Total	11,972,438

	Total Electronic Technology	21,112,438

	Energy—6.3%

	Oil & Gas-Drill & Equipment

10,000	(1)Cooper Cameron Corp.	697,500

24,000	Diamond Offshore Drilling, Inc.	981,000

40,000	(1)Global Marine, Inc.	1,132,500

12,000	(1)Grant Prideco, Inc.	279,000

80,000	(1)Nabors Industries, Inc.	3,440,000

12,000	Weatherford International, Inc.	516,750

	Total	7,046,750

	Oil-Domestic

80,000	USX Corp.	2,175,000

	Total Energy	9,221,750

	Finance—2.5%

	Investment Bankers/Brokers/Services

36,000	(1)E*Trade Group, Inc.	560,250

22,000	Legg Mason, Inc.	970,750

	Total	1,531,000

	Major Banks

36,000	First Tennessee National Corp.	738,000

30,000	North Fork Bancorp, Inc.	496,875

16,000	Zions Bancorp	746,000

	Total	1,980,875

	Savings & Loan

24,000	Sovereign Bancorp, Inc.	165,000

	Total Finance	3,676,875

	Healthcare/Drug—21.9%

	Biotechnology

60,000	(1)Chiron Corp.	2,276,250

22,000	(1)Gilead Sciences, Inc.	1,203,125

40,000	(1)Human Genome Sciences, Inc.	3,510,000

70,000	(1)ICOS Corp.	2,450,000

20,000	(1)IDEC Pharmaceuticals Corp.	1,276,250

Shares		Value

Common Stocks—Continued

	Healthcare/Drug—Continued

	Biotechnology—Continued

23,000	(1)Medimmune, Inc.	$ 3,573,625

34,000	(1)Millennium Pharmaceuticals, Inc.	2,843,250

	Total	17,132,500

	Healthcare-Diversified

60,000	Ivax Corp.	2,257,500

	Hospital Management

24,000	(1)Health Management Association, Class A	283,500

	Major Pharmaceuticals

40,000	(1)Forest Labratories, Inc., Class A	3,540,000

100,000	ICN Pharmaceuticals, Inc.	3,481,250

56,000	(1)Sepracor, Inc.	5,355,000

	Total	12,376,250

	Total Healthcare/Drug	32,049,750

	Metals/Minerals—2.5%

	Gold Exploration/Production

100,000	Barrick Gold Corp.	1,806,250

80,000	Newmont Mining Corp.	1,845,000

	Total Metals/Minerals	3,651,250

	Producer Manufacturing—2.4%

	Auto Parts & Equipment

60,000	Federal-Mogul Corp.	596,250

	Building Materials

20,000	(1)American Standard Cos.	923,750

	Chemicals-Diversified

40,000	Solutia, Inc.	485,000

	Manufacture-Specialized

40,000	(1)Jabil Circuit, Inc.	1,460,000

	Total Producer Manufacturing	3,465,000

	Technology—6.3%

	Communication-Equipment

10,000	(1)Adtran, Inc.	616,250

6,000	(1)Powerwave Technologies, Inc.	325,125

32,000	(1)Sawtek, Inc.	2,058,000

	Total	2,999,375

	Electronics-Distribution

15,000	Avnet, Inc.	1,037,812

10,000	(1)SCI Systems, Inc.	450,000

	Total	1,487,812

Regions Aggressive Growth Fund

Shares		Value

Common Stocks—Continued

	Technology—Continued

	Electronics-Instruments

50,000	PerkinElmer, Inc.	$ 2,625,000

22,000	(1)Waters Corp.	2,079,000

	Total	4,704,000

	Total Technology	9,191,187

	Utilities—2.6%

	Communications

60,000	BroadWing, Inc.	1,428,750

Shares or Principal Amount		Value

Common Stocks—Continued

	Utilities—Continued

	Power Producers-Independent

22,000	(1)Calpine Corp.	$ 2,330,625

	Total Utilities	3,759,375

	Total Common Stocks (identified cost $99,778,143)	110,680,500

(2)Repurchase Agreement—24.3%

$35,561,504	GX Clarke & Co., 6.39%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	35,561,504

	Total Investments (identified cost $135,339,647)(3)	$146,242,004

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $135,339,647. The net unrealized appreciation of investments on a federal tax basis amounts to $10,902,357 which is comprised of $21,238,373 appreciation and $10,336,016 depreciation on May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($146,206,040) at May 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Assets and Liabilities
May 31, 2000 (unaudited)

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund

Assets:
Investments in securities, at value	$640,987,107	$103,739,815	$246,349,225	$174,007,845
Investments in repurchase agreements	—	4,298,738	3,643,504	3,703,293

Total investments in securities	640,987,107	108,038,553	249,992,729	177,711,138

Cash	—	—	—	105,277
Income receivable	2,220,093	1,672,916	3,762,128	1,337,775
Receivable for investments sold	—	—	—	2,158,208
Receivable for shares sold	—	20,309	345,389	84,388

Total assets	643,207,200	109,731,778	254,100,246	181,396,786

Liabilities:
Payable for shares redeemed	—	—	—	58,011
Income distribution payable	2,776,475	498,517	1,276,610	—
Accrued expenses	310,489	256,409	556,457	155,721

Total liabilities	3,086,964	754,926	1,833,067	213,732

Net Assets Consist of:
Paid-in capital	$640,120,236	$111,250,510	$266,795,556	$152,459,109
Net unrealized appreciation (depreciation) of investments	—	(1,380,002)	(9,147,558)	26,660,077
Accumulated net realized gain (loss) on investments	—	(967,060)	(5,382,728)	1,599,625
Undistributed net investment income	—	73,404	1,909	464,243

Total Net Assets	$640,120,236	$108,976,852	$252,267,179	$181,183,054

Net Asset Value, Offering Price Per Share:(1)
(net assets÷shares outstanding)
Class A Shares	$1.00	$9.75	$9.89	$15.27
Class B Shares	$1.00	$9.75	$9.89	$15.26

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$9.75	$9.89	$15.27
Class B Shares	$1.00	$9.46 (2)	$9.59 (2)	$14.80	(2)

Net Assets:
Class A Shares	$517,888,844	$ 66,318,738	$206,021,833	$ 14,199,308
Class B Shares	$122,231,392	$ 42,658,114	$ 46,245,346	$166,983,746

Shares Outstanding:
Class A Shares	$517,888,844	6,798,714	20,827,304	929,739
Class B Shares	$122,231,392	4,373,163	4,675,105	10,940,562

Investments, at identified cost	$640,987,107	$109,418,555	$259,140,287	$151,051,061

Investments, at tax cost	$640,987,107	$109,418,555	$259,140,287	$151,051,061

(1)  See “What Do Shares Cost?” in the Prospectus.
(2)  Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Assets and Liabilities
May 31, 2000 (unaudited)

	Value Fund	Growth Fund	Aggressive Growth Fund

Assets:
Investments in securities, at value	$279,505,010	$716,007,281	$110,680,500
Investments in repurchase agreements	12,371,311	7,449,406	35,561,504

Total investments in securities	291,876,321	723,456,687	146,242,004

Cash	—	191,050	—
Income receivable	697,444	360,446	76,642
Receivable for investments sold	—	9,495,308	—
Receivable for shares sold	142,176	435,603	199,289

Total assets	292,715,941	733,939,094	146,517,935

Liabilities:
Payable for shares redeemed	18,246	83,518	5,578
Accrued expenses	303,116	582,339	306,317

Total liabilities	321,362	665,857	311,895

Net Assets Consist of:
Paid-in capital	$277,480,190	$486,107,470	$105,731,541
Net unrealized appreciation of investments	15,120,760	228,583,767	10,902,357
Accumulated net realized gain (loss) on investments	(637,521)	19,965,776	29,405,497
Undistributed net investment income (net operating loss)	431,150	(1,383,776)	166,645

Total Net Assets	$292,394,579	$733,273,237	$146,206,040

Net Asset Value, Offering Price Per Share:(1)
(net assets÷shares outstanding)			$15.55
Class A Shares	$15.33	$23.44	—
Class B Shares	$15.32	$23.36	—

Redemption Proceeds Per Share:(1)			$15.08	(2)
Class A Shares	$15.33	$23.44	—
Class B Shares	$14.86 (2)	$22.66 (2)	—

Net Assets:			$146,206,040
Class A Shares	$211,314,093	$361,664,346	—
Class B Shares	$ 81,080,486	$371,608,891	—

Shares Outstanding:			9,403,964
Class A Shares	13,780,796	15,429,472	—
Class B Shares	5,291,814	15,908,930	—

Investments, at identified cost	$276,755,561	$494,872,920	$135,339,647

Investments, at tax cost	$276,755,561	$494,872,920	$135,339,647

(1)  See “What Do Shares Cost?” in the Prospectus.
(2)  Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Operations
May 31, 2000 (unaudited)

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund

Investment Income:
Interest	$16,735,743	$ 3,358,105	$ 8,392,568	$ 2,945,505
Dividends	—	—	—	510,919

Total income	16,735,743	3,358,105	8,392,568	3,456,424

Expenses:
Investment adviser fee	1,527,297	389,398	966,581	744,479
Administrative personnel and services fee	278,332	50,690	117,437	84,795
Custodian fees	39,023	12,376	25,582	19,862
Transfer and dividend disbursing agent fees and expenses	88,767	31,375	29,899	58,322
Directors’/Trustees’ fees	3,058	1,196	1,997	1,489
Auditing fees	9,009	8,817	9,988	8,515
Legal fees	2,444	3,199	3,544	3,397
Portfolio accounting fees	54,677	26,646	43,817	32,997
Distribution services fee— Class B Shares	237,661	—	—	—
Shareholder services fees— Class B Shares	—	55,340	59,126	213,781
Share registration costs	14,518	6,008	9,344	9,909
Printing and postage	13,292	12,767	12,952	10,988
Insurance premiums	916	890	644	1,665
Miscellaneous	4,766	2,281	5,927	2,325

Total expenses	2,273,760	600,983	1,286,838	1,192,524
Waivers:
Waiver of investment adviser fee	(763,648)	(111,257)	(322,194)	(46,530)
Waiver of distribution services fee— Class B Shares	(89,123)	—	—	—

Total waivers	(852,771)	(111,257)	(322,194)	(46,530)

Net expenses	1,420,989	489,726	964,644	1,145,994

Net investment income	15,314,754	2,868,379	7,427,924	2,310,430

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	(818,439)	(2,388,804)	1,600,501
Net change in unrealized appreciation (depreciation) of investments	—	(320,370)	(2,972,714)	(4,641,404)

Net realized and unrealized gain (loss) on investments	—	(1,138,809)	(5,361,518)	(3,040,903)

Change in net assets resulting from operations	$15,314,754	$ 1,729,570	$ 2,066,406	$ (730,473)

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statement of Operations
May 31, 2000 (unaudited)

	Value Fund	Growth Fund	Aggressive Growth Fund

Investment Income:
Interest	$ 256,121	$ 426,794	$ 654,954
Dividends	2,757,932	2,075,379	161,980

Total income	3,014,053	2,502,173	816,934

Expenses:
Investment adviser fee	1,126,565	2,989,369	495,459
Administrative personnel and services fee	128,310	340,449	60,173
Custodian fees	27,373	42,434	14,462
Transfer and dividend disbursing agent fees and expenses	49,019	132,136	5,936
Directors’/Trustees’ fees	1,624	2,251	2,289
Auditing fees	8,525	9,151	6,779
Legal fees	3,878	3,737	4,330
Portfolio accounting fees	44,374	59,493	25,445
Shareholder services fees—Class B Shares	99,138	452,835	—
Share registration costs	12,069	22,055	13,456
Printing and postage	12,343	13,461	18,498
Insurance premiums	704	1,121	926
Miscellaneous	1,968	4,293	2,536

Total expenses	1,515,890	4,072,785	650,289
Waivers:
Waiver of investment adviser fee	(70,410)	(186,836)	—

Total waivers	(70,410)	(186,836)	—

Net expenses	1,445,480	3,885,949	650,289

Net investment income/(Net operating loss)	1,568,573	(1,383,776)	166,645

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	152,921	20,121,071	29,461,105
Net change in unrealized appreciation (depreciation) of investments	(775,319)	(10,706,905)	(3,309,287)

Net realized and unrealized gain (loss) on investments	(622,398)	9,414,166	26,151,818

Change in net assets resulting from operations	$ 946,175	$ 8,030,390	$26,318,463

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Changes in Net Assets

	Treasury Money Market Fund		Limited Maturity Government Fund
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 15,314,754	$ 24,587,236	$ 2,868,379	$ 4,787,844
Net realized loss on investments	—	—	(818,439)	(148,621)
Net change in unrealized appreciation (depreciation) of investments	—	—	(320,370)	(2,032,623)

Change in net assets resulting from operations	15,314,754	24,587,236	1,729,570	2,606,600

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(12,457,332)	(20,274,263)	(1,747,986)	(2,985,736)
Class B Shares	(2,857,422)	(4,312,973)	(1,128,694)	(1,761,333)
Distributions from net realized gain on investment transactions:
Class A Shares	—	—	—	(52,723)
Class B Shares	—	—	—	(32,311)

Change in net assets resulting from distributions to shareholders	(15,314,754)	(24,587,236)	(2,876,680)	(4,832,103)

Share Transactions—
Proceeds from sales of shares	559,943,226	1,197,387,609	15,542,195	52,403,368
Net asset value of shares issued to shareholders in payment of dividends declared	2,716,764	5,414,582	700,322	1,462,992
Cost of shares redeemed	(535,787,775)	(1,203,819,146)	(19,475,389)	(27,367,885)

Change in net assets resulting from share transactions	26,872,215	(1,016,955)	(3,232,872)	26,498,475

Change in net assets	26,872,215	(1,016,955)	(4,379,982)	24,272,972
Net Assets:
Beginning of period	613,248,021	614,264,976	113,356,834	89,083,862

End of period	$ 640,120,236	$ 613,248,021	$108,976,852	$113,356,834

Undistributed net investment income included in net assets at end of period	—	—	$ 73,404	$ 81,705

Net loss as computed for federal tax purposes	—	—	$ (818,439)	$ (148,621)

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Changes in Net Assets

	Fixed Income Fund		Balanced Fund
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 7,427,924	$ 13,102,169	$ 2,310,430	$ 3,418,824
Net realized gain (loss) on investments	(2,388,804)	(680,278)	1,600,501	5,238,119
Net change in unrealized appreciation (depreciation) of investments	(2,972,714)	(12,256,197)	(4,641,404)	5,433,879

Change in net assets resulting from operations	2,066,406	165,694	(730,473)	14,090,822

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(6,105,283)	(11,026, 911)	(207,771)	(287,625)
Class B Shares	(1,323,646)	(2,074,189)	(2,071,756)	(2,960,226)
Distributions from net realized gain on investment transactions:
Class A Shares	—	—	(451,989)	(338,863)
Class B Shares	—	—	(4,786,110)	(3,589,045)

Change in net assets resulting from distributions to shareholders	(7,428,929)	(13,101,100)	(7,517,626)	(7,175,759)

Share Transactions—
Proceeds from sales of shares	29,276,977	129,573,113	23,480,202	69,430,482
Net asset value of shares issued to shareholders in payment of dividends declared	406,931	913,517	6,445,762	6,244,173
Cost of shares redeemed	(35,975,672)	(70,972,925)	(23,400,224)	(22,353,499)

Change in net assets resulting from share transactions	(6,291,764)	59,513,705	6,525,740	53,321,156

Change in net assets	(11,654,287)	46,578,299	(1,722,359)	60,236,219
Net Assets:
Beginning of period	263,921,466	217,343,167	182,905,413	122,669,194

End of period	$252,267,179	$263,921,466	$181,183,054	$182,905,413

Undistributed net investment income included in net assets at end of period	$ 1,909	$ 2,914	$ 464,243	$ 433,340

Net gain (loss) as computed for federal tax purposes	$ (2,388,804)	$ (680,278)	$ 1,600,501	$ 5,238,119

(See Notes which are an integral part of the Financial Statements)
Regions Funds
Statements of Changes in Net Assets

	Value Fund		Growth Fund		Aggressive Growth Fund
	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six Months Ended (unaudited) May 31, 2000	Period Ended November 30, 1999(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 1,568,573	$ 2,416,732	$ (1,383,776)	$ (333,582)	$ 166,645	$ (53,224)
Net realized gain on investments	152,921	23,397,798	20,121,071	22,659,850	29,461,105	6,525,726
Net change in unrealized appreciation (depreciation) of investments	(775,319)	(15,524,648)	(10,706,905)	103,232,510	(3,309,287)	8,906,021

Change in net assets resulting from operations	946,175	10,289,882	8,030,390	125,558,778	26,318,463	15,378,523

Distributions to Shareholders—
Distributions from net investment income:					—
Class A Shares	(1,133,812)	(1,853,308)	—	(14,958)	—	—
Class B Shares	(347,279)	(477,590)	—	—	—	—
Distributions from net realized gain on investment transactions:					(2,627,342)	(3,900,768)
Class A Shares	(7,024,159)	(21,743,491)	(6,770,735)	(22,293,041)	—	—
Class B Shares	(2,664,383)	(7,334,030)	(5,829,211)	(14,565,540)	—	—

Change in net assets resulting from distributions to shareholders	(11,169,633)	(31,408,419)	(12,599,946)	(36,873,539)	(2,627,342)	(3,900,768)

Share Transactions—
Proceeds from sales of shares	55,788,492	139,219,690	118,264,881	307,504,952	55,685,621	50,570,676
Proceeds from shares issued in connection with the tax-free transfer of assets from the Collective Trust Fund	—	—	—	—	—	48,506,886 (2)
Net asset value of shares issued to shareholders in payment of dividends declared	2,022,002	5,835,363	4,728,557	12,706,860	199,459	215,841
Cost of shares redeemed	(37,715,114)	(47,218,310)	(83,011,343)	(98,570,999)	(29,362,138)	(14,779,281)

Change in net assets resulting from share transactions	20,095,380	97,836,743	39,982,095	221,640,813	26,522,942	84,514,122

Change in net assets	9,871,922	76,718,206	35,412,539	310,326,052	50,214,063	95,991,877
Net Assets:
Beginning of period	282,522,657	205,804,451	697,860,698	387,534,646	95,991,977	100

End of period	$292,394,579	$282,522,657	$733,273,237	$697,860,698	$146,206,040	$ 95,991,977

Undistributed net investment income included in net assets at end of period	$ 431,150	$ 343,668	$ (1,383,776)	—	$ 166,645	—

Net gain as computed for federal tax purposes	$ 152,921	$ 24,187,663	$ 20,121,071	$ 22,596,643	$ 29,461,105	$ 6,525,726

(1)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.
(2)	Includes $5,305,623 of unrealized appreciation, at March 15,1999 related to the tax-free transfer or assets from the Collective Trust Fund.

(See Notes which are an integral part of the Financial Statements)
Regions Funds—Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income

Treasury Money Market Fund—Class A Shares
1995	$ 1.00	0.05	—	0.05	(0.05)	—	—
1996	$ 1.00	0.05	—	0.05	(0.05)	—	—
1997	$ 1.00	0.05	—	0.05	(0.05)	—	—
1998	$ 1.00	0.05	—	0.05	(0.05)	—	—
1999	$ 1.00	0.04	—	0.04	(0.04)	—	—
2000(1)	$ 1.00	0.03	—	0.03	(0.03)	—	—
Treasury Money Market Fund—Class B Shares
1995	$ 1.00	0.04	—	0.04	(0.04)	—	—
1996	$ 1.00	0.04	—	0.04	(0.04)	—	—
1997	$ 1.00	0.04	—	0.04	(0.04)	—	—
1998	$ 1.00	0.04	—	0.04	(0.04)	—	—
1999	$ 1.00	0.04	—	0.04	(0.04)	—	—
2000(1)	$ 1.00	0.02	—	0.02	(0.02)	—	—
Limited Maturity Government Fund—Class A Shares
1998(2)	$ 9.96	0.25	0.11	0.36	(0.25)	—	—
1999	$10.07	0.46	(0.20)	0.26	(0.46)	(0.01)	—
2000(1)	$ 9.86	0.26	(0.11)	0.15	(0.26)	—	—
Limited Maturity Government Fund—Class B Shares
1995	$ 9.60	0.51	0.44	0.95	(0.51)	—	—
1996	$10.04	0.50	(0.08)	0.42	(0.50)	—	—
1997	$ 9.96	0.49	(0.02)	0.47	(0.49)	—	—
1998	$ 9.94	0.46	0.13	0.59	(0.46)	—	—
1999	$10.07	0.45	(0.21)	0.24	(0.44)	(0.01)	—
2000(1)	$ 9.86	0.24	(0.11)	0.13	(0.24)	—	—
Fixed Income Fund—Class A Shares
1993	$10.27	0.51	0.50	1.01	(0.51)	(0.10)	—
1994	$10.67	0.54	(1.01)	(0.47)	(0.53)	(0.20)	(0.01)(4)
1995(3)	$ 9.46	0.09	0.11	0.20	(0.09)	—	—
1998(2)	$10.39	0.28	0.22	0.50	(0.28)	—	—
1999	$10.61	0.53	(0.51)	0.02	(0.53)	—	—
2000(1)	$10.10	0.29	(0.21)	0.08	(0.29)	—	—
Fixed Income Fund—Class B Shares
1995	$ 9.46	0.52	0.90	1.42	(0.54)	—	—
1996	$10.34	0.54	0.02	0.56	(0.54)	—	—
1997	$10.36	0.58	0.02	0.60	(0.59)	—	—
1998	$10.37	0.53	0.24	0.77	(0.53)	—	—
1999	$10.61	0.51	(0.51)	0.00	(0.51)	—	—
2000(1)	$10.10	0.28	(0.21)	0.07	(0.28)	—	—

(1)	For the six months ended May 31, 2000 (unaudited).

(2)	Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3)
Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Class B Shares and Class A Shares. On February 1, 1995, the Fund exchanged all outstanding Class A Shares for Class B Shares and no longer offered Class A Shares. The Fund resumed offering Class A Shares as of
May 20, 1998.

(4)
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(5)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(6)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.05)	$ 1.00	5.48%	0.33%		5.35%		0.50%		$109,368	—
(0.05)	$ 1.00	4.83%	0.52%		4.71%		0.29%		$101,786	—
(0.05)	$ 1.00	4.81%	0.52%		4.71%		0.25%		$166,035	—
(0.05)	$ 1.00	4.71%	0.47%		4.57%		0.25%		$524,592	—
(0.04)	$ 1.00	4.21%	0.44%		4.12%		0.25%		$493,350	—
(0.03)	$ 1.00	2.56%	0.42	%(7)	5.06	%(7)	0.25	%(7)	$517,889	—

(0.04)	$ 1.00	5.06%	0.73%		4.98%		0.50%		$ 28,930	—
(0.04)	$ 1.00	4.41%	0.92%		4.31%		0.29%		$ 40,619	—
(0.04)	$ 1.00	4.39%	0.92%		4.31%		0.25%		$ 45,960	—
(0.04)	$ 1.00	4.30%	0.87%		4.17%		0.25%		$ 89,673	—
(0.04)	$ 1.00	3.94%	0.70%		3.89%		0.39%		$119,898	—
(0.02)	$ 1.00	2.43%	0.67	%(7)	4.81	%(7)	0.40	%(7)	$122,231	—

(0.25)	$10.07	3.59%	1.04	%(7)	4.73	%(7)	—		$ 55,627	69%
(0.47)	$ 9.86	2.64%	0.82%		4.66%		0.19%		$ 66,678	22%
(0.26)	$ 9.75	1.49%	0.78	%(7)	5.25	%(7)	0.20	%(7)	$ 66,319	48%

(0.51)	$10.04	10.12%	0.61%		5.26%		0.49%		$ 63,078	26%
(0.50)	$ 9.96	4.37%	1.01%		5.09%		0.08%		$ 63,732	48%
(0.49)	$ 9.94	4.81%	0.99%		4.91%		—		$ 79,621	40%
(0.46)	$10.07	6.05%	1.12%		4.65%		—		$ 33,456	69%
(0.45)	$ 9.86	2.39%	1.07%		4.41%		0.19%		$ 46,679	22%
(0.24)	$ 9.75	1.37%	1.03	%(7)	5.00	%(7)	0.20	%(7)	$ 42,658	48%

(0.61)	$10.67	10.14%	0.84%		4.80%		0.25%		$169,881	83%
(0.74)	$ 9.46	(4.55%)	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$ 9.57	2.11%	0.82	%(7)	5.79	%(7)	0.25	%(7)	—	—
(0.28)	$10.61	4.87%	0.97	%(7)	5.19	%(7)	—		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.29)	$ 9.89	0.80%	0.70	%(7)	5.81	%(7)	0.25	%(7)	$206,022	29%

(0.54)	$10.34	15.37%	1.02%		5.25%		—		$160,286	45%
(0.54)	$10.36	5.66%	1.02%		5.38%		—		$152,940	52%
(0.59)	$10.37	5.99%	0.97%		5.73%		—		$184,064	37%
(0.53)	$10.61	7.60%	0.99%		5.17%		—		$ 23,992	64%
(0.51)	$10.10	(0.01%)	0.98%		4.95%		0.23%		$ 48,641	18%
(0.28)	$ 9.89	0.68%	0.95	%(7)	5.56	%(7)	0.25	%(7)	$ 46,245	29%

(5)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(6)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(7)	Computed on an annualized basis.
Regions Funds—Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income

Balanced Fund—Class A Shares
1998(2)	$14.52	0.19	0.80	0.99	(0.19)	—	—
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)	—
2000(1)	$15.97	0.21	(0.25)	(0.04)	(0.21)	(0.45)	—
Balanced Fund—Class B Shares
1995(3)	$10.00	0.44	1.38	1.82	(0.36)	—	—
1996	$11.46	0.41	1.27	1.68	(0.42)	(0.21)	—
1997	$12.51	0.36	1.60	1.96	(0.37)	(0.31)	—
1998	$13.79	0.35	1.96	2.31	(0.37)	(0.41)	—
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)	—
2000(1)	$15.96	0.19	(0.25)	(0.06)	(0.19)	(0.45)	—
Value Fund—Class A Shares
1998(2)	$17.31	0.10	(0.02)	0.08	(0.11)	—	—
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)	—
2000(1)	$15.93	0.09	(0.06)	0.03	(0.09)	(0.54)	—
Value Fund—Class B Shares
1995(3)	$10.00	0.40	1.98	2.38	(0.34)	—	—
1996	$12.04	0.27	2.22	2.49	(0.29)	(0.35)	—
1997	$13.89	0.22	2.94	3.16	(0.21)	(0.66)	—
1998	$16.18	0.22	1.50	1.72	(0.21)	(0.42)	—
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)	—
2000(1)	$15.92	0.07	(0.06)	0.01	(0.07)	(0.54)	—
Growth Fund—Class A Shares
1993	$10.66	0.18	(0.03)	0.15	(0.18)	(0.12)	—
1994	$10.51	0.25	(0.10)	0.15	(0.23)	(0.07)	—
1995(4)	$10.36	0.08	0.02	0.10	(0.08)	(0.33)	—
1998(2)	$17.81	0.02	2.27	2.29	(0.02)	—	—
1999	$20.08	0.03	5.18	5.21	(0.01)	(1.73)	—
2000(1)	$23.55	(0.03)	0.34	0.31	—	(0.42)	—
Growth Fund—Class B Shares
1995	$10.36	0.18	2.10	2.28	(0.21)	(0.33)	—
1996	$12.10	0.12	3.12	3.24	(0.15)	(0.55)	—
1997	$14.64	0.07	3.01	3.08	(0.07)	(0.76)	—
1998	$16.89	0.02	5.00	5.02	(0.03)	(1.80)	—
1999	$20.08	(0.03)	5.17	5.14	—	(1.73)	—
2000(1)	$23.49	(0.06)	0.35	0.29	—	(0.42)	—
Aggressive Growth Fund
1999(5)	$10.00	—	3.20	3.20	—	(0.62)	—
2000(1)	$12.58	0.02	3.29	3.31	—	(0.34)	—

(1)	For the six months ended May 31, 2000 (unaudited).

(2)	Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3)	Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(4)
Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Class B Shares and Class A Shares. On February 1, 1995, the Fund exchanged all outstanding
Class A Shares for Class B Shares and no longer offered Class A Shares. The Fund resumed offering Class A Shares as of
May 28, 1998.

(5)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(6)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(7)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11	%(8)	2.56	%(8)	—		$ 10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$ 15,868	23%
(0.66)	$15.27	(0.33%)	1.00	%(8)	2.71	%(8)	0.05	%(8)	$ 14,199	26%

(0.36)	$11.46	18.50%	0.61	%(8)	4.34	%(8)	0.56	%(8)	$ 51,197	49%
(0.63)	$12.51	15.35%	1.13%		3.60%		0.09%		$ 59,321	41%
(0.68)	$13.79	16.34%	1.11%		2.73%		—		$ 83,073	34%
(0.78)	$15.32	17.49%	1.25%		2.42%		—		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.64)	$15.26	(0.46%)	1.25	%(8)	2.46	%(8)	0.05	%(8)	$166,984	26%

(0.11)	$17.28	0.50%	1.06	%(8)	1.29	%(8)	—		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.63)	$15.33	0.21%	0.96	%(8)	1.18	%(8)	0.05	%(8)	$211,314	16%

(0.34)	$12.04	24.14%	0.69	%(8)	3.93	%(8)	0.55	%(8)	$ 45,424	76%
(0.64)	$13.89	21.72%	1.11%		2.29%		0.06%		$ 83,572	58%
(0.87)	$16.18	24.08%	1.04%		1.50%		—		$152,531	31%
(0.63)	$17.27	11.00%	1.11%		1.24%		—		$ 47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$ 77,325	69%
(0.61)	$15.32	0.09%	1.21	%(8)	0.93	%(8)	0.05	%(8)	$ 81,080	16%

(0.30)	$10.51	1.43%	0.84%		1.85%		0.30%		$154,185	74%
(0.30)	$10.36	1.42%	0.79%		2.32%		0.30%		$143,876	66%
(0.41)	$10.05	1.00%	0.83	%(8)	2.76	%(8)	0.30	%(8)	—	—
(0.02)	$20.08	12.85%	1.00	%(8)	0.22	%(8)	—		$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$23.44	1.24%	0.92	%(8)	(0.25	%)(8)	0.05	%(8)	$361,664	14%

(0.54)	$12.10	23.01%	1.03%		1.61%		0.05%		$154,297	110%
(0.70)	$14.64	28.22%	1.05%		0.98%		0.01%		$175,521	56%
(0.83)	$16.89	22.37%	1.01%		0.45%		—		$275,006	40%
(1.83)	$20.08	33.81%	1.08%		0.12%		—		$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20%)		0.05%		$320,921	20%
(0.42)	$23.36	1.16%	1.17	%(8)	(0.50	%)(8)	0.05	%(8)	$371,609	14%

(0.62)	$12.58	33.17%	1.19	%(8)	(0.11	%)(8)	—		$ 95,992	64%
(0.34)	$15.55	26.76%	0.98	%(8)	0.25	%(8)	—		$146,206	70%

(6)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(7)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(8)	Computed on an annualized basis.
Regions Funds
Combined Notes to Financial Statements
May 31, 2000 (unaudited)

(1) Organization

Regions Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) at May 31, 2000, which are presented herein:

Portfolio Name	Investment Objective

Regions Treasury Money Market Fund (“Treasury Money Market Fund”)	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio limited to short-term U.S. treasury obligations.

Regions Limited Maturity Government Fund (“Limited Maturity Government Fund”)	Current income. The Fund pursues its objective
by investing in a diversified portfolio consisting
primarily of securities which are guaranteed as
to payment of principal and interest by the U.S.
government, its agencies or instrumentalities.

Regions Fixed Income Fund (“Fixed Income Fund”)	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Balanced Fund (“Balanced Fund”)	Total return through capital appreciation,
dividends, and interest. The Fund pursues its
objective by investing primarily in a diversified
portfolio of common and preferred stocks, fixed-
income securities, and convertible securities.

Regions Value Fund (“Value Fund”)	Income and growth of capital. The Fund
pursues its objective by investing primarily in a
diversified portfolio of income-producing
equity securities such as common and preferred
stock, warrants, and securities (including debt
securities) convertible into common stocks.

Regions Growth Fund (“Growth Fund”)	Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $5 billion or more.

Regions Aggressive Growth Fund (“Aggressive Growth Fund”)	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less.

Regions Funds

The Funds offer both Class A Shares (formerly Trust Shares) and Class B Shares (formerly Investment Shares) (except, Aggressive Growth Fund which during the reporting period, offered only one class of shares). Class B Shares are identical in all respects to Class A Shares, except the Class B Shares are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement (except during the reporting period, Treasury Money Market Fund and Aggressive Growth Fund). The assets of each Fund of the Trust are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On March 15, 1999, Aggressive Growth Fund received a tax-free transfer of assets from the Collective Trust Fund managed by the Adviser as follows:

Collective Trust Fund Units Converted	Aggressive Growth Fund Shares Issued	Collective Trust Fund Net Assets Received	Unrealized Appreciation(1)

245,956	4,850,689	$48,506,886	$5,305,623

(1)  Unrealized appreciation is included in the Collective Trust Fund net assets received above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations —U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Regions Funds

Investment Income, Expenses and Distributions —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At November 30, 1999, Limited Maturity Government Fund and Fixed Income Fund, for federal tax purposes, had capital loss carryforwards of $148,621 and $2,993,925, respectively, which will reduce the Funds’ taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund	Expiring in 2003	Expiring in 2004	Expiring in 2005	Expiring in 2007
Limited Maturity Government Fund	—	—	—	$148,621

Fixed Income Fund	$2,216,582	$15,304	$81,761	$680,278

When-Issued and Delayed Delivery Transactions —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other —Investment transactions are accounted for on a trade date basis.

Regions Funds

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund

Class A Shares	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Shares sold	341,843,510	813,472,860
Shares issued to shareholders in payment of distributions declared	1,107,679	1,969,546
Shares redeemed	(318,412,068)	(846,684,535)

Net change resulting from Class A Shares transactions	24,539,121	(31,242,129)

	Treasury Money Market Fund

Class B Shares	Six Months Ended May 31, 2000	Year Ended November 30, 1999

Shares sold	218,099,716	383,914,749
Shares issued to shareholders in payment of distributions declared	1,609,085	3,445,036
Shares redeemed	(217,375,707)	(357,134,611)

Net change resulting from Class B Shares transactions	2,333,094	30,225,174

Net change resulting from Fund Shares transactions	26,872,215	(1,016,955)

	Limited Maturity Government Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	994,232	$9,740,515	2,895,955	$28,831,443
Shares redeemed	(961,039)	$(9,404,290)	(1,654,876)	$(16,426,519)

Net change resulting from Class A Shares transactions	33,193	$ 336,225	1,241,079	$12,404,924

Regions Funds

	Limited Maturity Government Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	593,041	$ 5,801,680	2,367,359	$23,571,925
Shares issued to shareholders in payment of distributions declared	71,537	700,322	147,222	1,462,992
Shares redeemed	(1,027,527)	(10,071,099)	(1,101,106)	(10,941,366)

Net change resulting from Class B Shares transactions	(362,949)	$ (3,569,097)	1,413,475	$14,093,551

Net change resulting from Fund Shares transactions	(329,756)	$ (3,232,872)	2,654,554	$26,498,475

	Fixed Income Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,106,008	$21,005,617	8,040,148	$83,535,984
Shares redeemed	(2,599,179)	(25,864,430)	(4,942,841)	(50,867,842)

Net change resulting from Class A Shares transactions	(493,171)	$ (4,858,813)	3,097,307	$32,668,142

	Fixed Income Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	830,307	$ 8,271,360	4,417,836	$46,037,129
Shares issued to shareholders in payment of distributions declared	40,830	406,931	88,846	913,517
Shares redeemed	(1,013,182)	(10,111,242)	(1,950,716)	(20,105,083)

Net change resulting from Class B Shares transactions	(142,045)	$ (1,432,951)	2,555,966	$26,845,563

Net change resulting from Fund Shares transactions	(635,216)	$ (6,291,764)	5,653,273	$59,513,705

Regions Funds

	Balanced Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	107,148	$ 1,672,852	616,087	$ 9,603,236
Shares redeemed	(171,245)	(2,664,113)	(301,722)	(4,681,028)

Net change resulting from Class A Shares transactions	(64,097)	$ (991,261)	314,365	$ 4,922,208

	Balanced Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,404,621	$21,807,350	3,867,047	$59,827,246
Shares issued to shareholders in payment of distributions declared	412,016	6,445,762	410,240	6,244,173
Shares redeemed	(1,343,860)	(20,736,111)	(1,139,365)	(17,672,471)

Net change resulting from Class B Shares transactions	472,777	$ 7,517,001	3,137,922	$48,398,948

Net change resulting from Fund Shares transactions	408,680	$ 6,525,740	3,452,287	$53,321,156

	Value Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,410,759	$36,690,018	5,389,980	$90,265,864
Shares redeemed	(1,513,549)	(22,993,673)	(1,651,732)	(27,456,710)

Net change resulting from Class A Shares transactions	897,210	$13,696,345	3,738,248	$62,809,154

Regions Funds

	Value Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,269,293	$19,098,474	2,885,275	$48,953,826
Shares issued to shareholders in payment of distributions declared	132,086	2,022,002	369,020	5,835,363
Shares redeemed	(968,025)	(14,721,441)	(1,164,029)	(19,761,600)

Net change resulting from Class B Shares transactions	433,354	$ 6,399,035	2,090,266	$35,027,589

Net change resulting from Fund Shares transactions	1,330,564	$20,095,380	5,828,514	$97,836,743

	Growth Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,568,826	$37,913,460	6,123,410	$131,122,355
Shares redeemed	(2,147,490)	(52,095,241)	(2,396,001)	(51,186,442)

Net change resulting from Class A Shares transactions	(578,664)	$(14,181,781)	3,727,409	$ 79,935,913

	Growth Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999

Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	3,339,362	$80,351,421	8,204,849	$176,382,597
Shares issued to shareholders in payment of distributions declared	192,786	4,728,557	621,950	12,706,860
Shares redeemed	(1,282,441)	(30,916,102)	(2,186,242)	(47,384,557)

Net change resulting from Class B Shares transactions	2,249,707	$54,163,876	6,640,557	$141,704,900

Net change resulting from Fund Shares transactions	1,671,043	$39,982,095	10,367,966	$221,640,813

Regions Funds

	Aggressive Growth Fund
	Six Months Ended May 31, 2000		Period Ended November 30, 1999(1)

	Shares	Dollars	Shares	Dollars

Shares sold	3,680,373	$ 55,685,621	4,086,443	$ 45,265,053
Shares issued in connection with the tax-free transfer of assets from the Collective Trust Fund	—	—	4,850,689	48,506,886
Shares issued to shareholders in payment of distributions declared	15,060	199,459	20,229	215,841
Shares redeemed	(1,920,365)	(29,362,138)	(1,328,475)	(14,779,281)

Net change resulting from Fund Share transactions	1,775,068	$ 26,522,942	7,628,886	$ 79,208,499

(1)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee —The Capital Management Group, a unit of the Trust Division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust’s investment adviser (the “Adviser”), and receives for its services an annual investment adviser fee based upon a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%

Limited Maturity Government Fund	0.70%

Fixed Income Fund	0.75%

Balanced Fund	0.80%

Value Fund	0.80%

Growth Fund	0.80%

Aggressive Growth Fund	0.75%

Administrative Fee —Federated Administrative Services (“FAS”) provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution Services Fee —The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds’ Class B Shares to finance activities intended to result in the sale of the Funds’ Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.
Regions Funds

Fund Name	% of avg. daily net assets of each Fund’s Class B Shares
Treasury Money Market Fund	0.40%

Limited Maturity Government Fund	0.25%

Fixed Income Fund	0.30%

Balanced Fund	0.30%

Value Fund	0.30%

Growth Fund	0.30%

Aggressive Growth Fund	0.30%

For the six months ended May 31, 2000 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund did not incur a distribution services fee.

Shareholder Services Fee —Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds, except Treasury Money Market Fund, will pay FSSC based upon a percentage of each Fund’s Class B Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended May 31, 2000, Aggressive Growth Fund did not incur Shareholder Services fees.

Fund Name	% of avg. daily net assets of each Fund’s Class B Shares
Treasury Money Market Fund (effective July 1, 2000)	0.25%

Limited Maturity Government Fund	0.25%

Fixed Income Fund	0.25%

Balanced Fund	0.25%

Value Fund	0.25%

Growth Fund	0.25%

Aggressive Growth Fund	0.25%

Transfer Agent and Dividend Disbursing Agent Fees —Federated Services Company (“FServ”), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees —FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Regions Funds

Interfund Transactions —During the period ended May 31, 2000, Treasury Money Market Fund and Limited Maturity Government Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act as follows:

	Purchases	Sales
Treasury Money Market Fund	$81,167,318	$80,471,764

Limited Maturity Government Fund	$ 8,645,899	$ 8,645,899

Custodian Fees —Regions Bank is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$ 51,464,109	$ 56,809,661

Fixed Income Fund	$ 71,859,154	$ 79,016,782

Balanced Fund	$ 48,571,419	$ 47,271,518

Value Fund	$ 50,266,054	$ 42,715,386

Growth Fund	$131,816,490	$100,454,191

Aggressive Growth Fund	$ 78,346,321	$ 75,750,065

Trustees
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
    Chairman

Edward C. Gonzales
    President and Treasurer

J. Christopher Donahue
    Executive Vice President

John W. McGonigle
    Executive Vice President and Secretary

Richard B. Fisher
    Vice President

Susan C. Manukas
    Vice President

Gregory P. Kolling
    Assistant Treasurer

Gail Cagney
    Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.